CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income (Loss)	$ 114,627	$ (13,166)	$ (105,417)
Other Comprehensive Loss Current Period
Translation Differences	(326)		(160)
Unrealized Gain (Loss) on Defined benefit plan	192		0
Reclassification Adjustments
Reclassification of Realized Gains to Net Loss for Available-for-Sale Securities	0		84
Other Comprehensive Loss	(134)	(678)	(76)
Total Comprehensive Loss	$ 114,493		$ (105,493)
Adjusted [Member]
Net Income (Loss)		(13,166)
Other Comprehensive Loss Current Period
Translation Differences		(425)
Unrealized Gain (Loss) on Defined benefit plan		(253)
Reclassification Adjustments
Reclassification of Realized Gains to Net Loss for Available-for-Sale Securities		0
Other Comprehensive Loss		(678)
Total Comprehensive Loss		$ (13,844)